Leases - Summary of Quantitative Information About Leases Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Right of use assets depreciation	R$ (22,707)	R$ (11,132)	R$ (9,686)
Financial expense	(15,369)	(8,295)	(9,809)
Lease Expense	R$ (38,076)	R$ (19,427)	R$ (19,495)